Goodwill, Spectrum Licenses and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Spectrum Licenses
The following table summarizes our spectrum license activity for the years ended December 31, 2017 and 2016:

(in millions)	December 31, 2017	December 31, 2016
Spectrum licenses, beginning of year	$27,014	$23,955
Spectrum license acquisitions	8,599	3,334
Spectrum licenses transferred to held for sale	(271)	(324)
Costs to clear spectrum	24	49
Spectrum licenses, end of year	$35,366	$27,014

Schedule of Other Intangible Assets
The components of Other intangible assets were as follows:

	Useful Lives	December 31, 2017			December 31, 2016
(in millions)		Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer lists	Up to 6 years	$1,104	$(1,016)	$88	$1,104	$(894)	$210
Trademarks and patents	Up to 19 years	307	(192)	115	303	(156)	147
Other	Up to 28 years	49	(35)	14	50	(31)	19
Other intangible assets		$1,460	$(1,243)	$217	$1,457	$(1,081)	$376

Schedule of Estimated Aggregate Future Amortization Expense
The estimated aggregate future amortization expense for intangible assets subject to amortization are summarized below:

(in millions)	Estimated Future Amortization
Year Ending December 31,
2018	$105
2019	52
2020	35
2021	14
2022	4
Thereafter	7
Total	$217